Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2013
Orion Tankers Pool [Abstract]
Direct and indirect ownership in all subsidiary (in hundredths)	100.00%
Vessels [Abstract]
Estimated useful life of vessels	25 years
Impairment Of Long-Lived Assets [Abstract]
Estimated useful life	5 years
Income taxes [Abstract]
Standard corporation tax rate (in hundredths)	12.50%
Higher corporation tax rate (in hundredths)	25.00%
Minimum [Member]
Drydock expenditure [Line Items]
Drydock expenditure, amortization period	3 years
Maximum [Member]
Drydock expenditure [Line Items]
Drydock expenditure, amortization period	5 years